Note 7 - Components of Working Capital Accounts - Components of Working Capital Accounts (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Work-in-progress		$ 213,752	$ 181,751
Finished goods		20,533	26,350
Supplies and other		45,341	38,091
Inventory, Net		279,626	246,192
Accrued payroll and benefits		192,732	176,921
Value appreciation plans(1)	[1]	3,189	4,874
Customer advances		6,747	7,149
Other		164,775	138,792
Accrued Liabilities, Current		$ 367,443	$ 327,736

[1]	Non-current portion of value appreciation plans of $75,006 is included in Other Liabilities